Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 23,137	€ 16,692
Ending balance	40,707	23,137	€ 16,692
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,321	42,195	37,624
Additions	22,380	10,392	5,312
Sales and disposals	(1,618)	(1,311)	(861)
Translation differences	(8)	46	120
Reclassifications to right of use	(251)
Ending balance	71,823	51,321	42,195
Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,184	25,502	22,663
Sales and disposals	(1,620)	(1,310)	(855)
Translation differences	(15)	18	61
Depreciation	4,818	3,974	3,633
Reclassifications to right of use	(251)
Ending balance	31,117	28,184	25,502
Land and building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,325	2,394
Ending balance	2,204	2,325	2,394
Land and building improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,011	4,736	4,412
Additions	273	275	324
Ending balance	5,284	5,011	4,736
Land and building improvements | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,686	2,342	2,025
Translation differences			1
Depreciation	394	344	316
Ending balance	3,080	2,686	2,342
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,628	12,565
Ending balance	18,770	14,628	12,565
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,031	33,060	29,733
Additions	6,382	4,674	3,178
Sales and disposals	(1,521)	(486)	(844)
Reclassifications	1,792	753	881
Translation differences	(30)	29	112
Ending balance	44,655	38,031	33,060
Installation and machinery | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,403	20,495	18,252
Sales and disposals	(1,521)	(485)	(838)
Translation differences	(15)	16	53
Depreciation	4,018	3,377	3,027
Ending balance	25,885	23,403	20,495
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,632	802
Ending balance	1,909	1,632	802
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,452	3,209	2,973
Additions	649	1,039	246
Sales and disposals	(97)	(826)	(17)
Reclassifications	3	13
Translation differences	22	16	7
Ending balance	4,028	3,452	3,209
Furniture, fixtures & vehicles | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,819	2,407	2,184
Sales and disposals	(99)	(826)	(17)
Translation differences		2	7
Depreciation	399	236	234
Ending balance	2,119	1,819	2,407
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,552	930
Ending balance	17,825	4,552	930
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,827	1,189	505
Additions	15,076	4,404	1,564
Reclassifications	(1,795)	(766)	(881)
Translation differences			1
Reclassifications to right of use	(251)
Ending balance	17,856	4,827	1,189
Other tangible assets | Amortization, depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	275	258	203
Depreciation	7	17	55
Reclassifications to right of use	(251)
Ending balance	€ 31	€ 275	€ 258